PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Aug. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment consist of the following:

	August 31, 2023	August 31, 2022
Plant and machineries	$476,219	$464,019
Office equipment	55,848	55,587
Vehicles	77,497	71,860
Furniture and equipment	22,285	26,577
Renovation	113,305	134,309
	745,154	752,352
Less: Accumulated depreciation	(281,767)	(149,597)
Property, plant and equipment, net	$463,387	$602,755

Depreciation expense for the year ended August 31, 2022, was $95,158. Depreciation expense for the year ended August 31, 2023, was $132,170.